Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

	Plant and Machinery	Other Equipment	Leasehold Improve- ments	Right-of-Use Assets	Total
	(EUR’000)
Cost
January 1, 2023	24,944	11,203	20,130	119,466	175,743
Additions	2,580	503	228	7,547	10,858
Disposals	(383)	(57)	—	—	(440)
Transferred	504	(21)	(504)	—	(21)
Foreign exchange translation	(209)	(208)	(479)	(3,093)	(3,989)
December 31, 2023	27,436	11,420	19,375	123,920	182,151
Additions	299	951	76	861	2,187
Disposals	(5,995)	(1,635)	—	(89)	(7,719)
Transferred	66	(66)	—	—	—
Foreign exchange translation	127	306	847	5,462	6,742
December 31, 2024	21,933	10,976	20,298	130,154	183,361

Depreciation and impairment
January 1, 2023	(7,584)	(5,023)	(4,497)	(29,544)	(46,648)
Depreciation charge	(2,569)	(1,899)	(2,085)	(11,875)	(18,428)
Impairment charge	(2,869)	(405)	(4,560)	—	(7,834)
Disposals	146	54	—	—	200
Foreign exchange translation	92	98	196	807	1,193
December 31, 2023	(12,784)	(7,175)	(10,946)	(40,612)	(71,517)
Depreciation charge	(2,330)	(1,322)	(1,283)	(12,312)	(17,247)
Disposals	5,296	1,501	—	88	6,885
Foreign exchange translation	(112)	(194)	(556)	(1,906)	(2,768)
December 31, 2024	(9,930)	(7,190)	(12,785)	(54,742)	(84,647)

Carrying amount
December 31, 2023	14,652	4,245	8,429	83,308	110,634
December 31, 2024	12,003	3,786	7,513	75,412	98,714

Summary of Depreciation Charges

Depreciation charges are specified below:

	2024	2023	2022
	(EUR’000)
Depreciation charges
Cost of sales (1)	3,197	2,509	1,245
Research and development costs	7,453	10,296	10,892
Selling, general, and administrative expenses	6,597	5,623	5,377
Total depreciation charges	17,247	18,428	17,514
(1)
Includes depreciation charges capitalized as part of inventories.